SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Closing foreign exchange rate		6.8972			6.8972
Number of operating segment | segment		1
Number of reportable segment | segment		1
Specific subsidies		¥ 0	¥ 0	¥ 0
Impairment of long lived assets held for sale		0	0	0
Assets under capital leases net of accumulated amortization		¥ 0	0
Percentage of tax benefits to be realized to be eligible for recognition		50.00%
Defined contribution plan expenses		¥ 20,590	¥ 15,740	4,290
Percentage appreciation in the foreign currency		9.20%	2.50%
Operating lease discount rate	5.00%
Operating lease right-of-use assets	¥ 24,500	¥ 21,546	¥ 29,652		$ 3,124
Operating lease liability		24,030	32,357		$ 3,484
Other subsidiary		8,001	9,120	¥ 4,707
CHINA
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents and short term investments		1,403,024	1,822,364
Debt instrument term	72 months
Outside China
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents and short term investments		¥ 55,180	¥ 10,257